Related Parties (Details Narrative) (10-K) - USD ($)			3 Months Ended			9 Months Ended	12 Months Ended
	Nov. 14, 2018	Mar. 08, 2018	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Paid in cash to related parties							$ 51,000
Accounts payable							97,000
Sale of business							90,000
Issuance of convertible note								$ 1,350,000
Issuance of common stock for cash, shares								213,707
Number of shares issued, value				$ 1,985,001	$ 300,000		$ 300,000
Issuance of Series A Preferred stock for services, shares							3,333
Palladium Capital Advisors [Member]
Issuance of Series A Preferred stock for services, shares		35,558
Series A Preferred Stock [Member]
Issuance of common stock for cash, shares		11,093
Number of shares issued, value		$ 2,612,500
Issuance of Series A Preferred stock for services, shares								8,034
Series K Preferred Stock [Member]
Number of shares issued for warrants	277,778
Proceeds from warrants	$ 983,000
Series H-4 Preferred Stock [Member]
Issuance of common stock for cash, shares
Number of shares issued, value
Issuance of Series A Preferred stock for services, shares		1,371
Consulting Agreement [Member]
General and administrative						$ 30,400	$ 147,754